REVENUES - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 54,808	$ 44,946	$ 36,136
Other revenues	2,737	1,641	1,499
Total revenues	57,545	46,587	37,635
Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	33,631	28,947	21,680
Other revenues	1,315	1,041	900
Total revenues	34,946	29,988	22,580
Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,118	3,878	3,805
Other revenues	1,406	579	594
Total revenues	7,524	4,457	4,399
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	15,059	12,121	10,651
Other revenues	16	21	5
Total revenues	15,075	12,142	10,656
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Total revenues	0	0	0
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	21,760	18,807	13,980
United Kingdom | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	20,939	18,257	13,417
Total revenues	21,921	18,827	13,996
United Kingdom | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	492	344	371
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	329	206	192
United Kingdom | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
United States
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,287	6,710	5,843
United States | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,233	344	21
Total revenues	10,297	6,715	5,848
United States | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,754	1,591	1,685
United States | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,300	4,775	4,137
United States | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,827	6,759	4,834
Europe | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,867	2,495	1,071
Total revenues	8,742	7,107	5,184
Europe | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,770	1,257	1,139
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,190	3,007	2,624
Europe | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,686	4,499	4,228
Australia | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,323	4,404	4,155
Total revenues	4,950	4,529	4,299
Australia | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	226	11	10
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	137	84	63
Australia | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,080	3,075	2,416
Canada | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,185	2,436	1,841
Total revenues	4,965	3,916	3,137
Canada | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	165	85	90
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	730	554	485
Canada | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,295	1,496	1,204
Brazil | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	228	259	339
Total revenues	2,558	1,711	1,403
Brazil | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	112	82	78
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,955	1,155	787
Brazil | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	941	813	765
Mexico | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Total revenues	941	813	765
Mexico | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	941	813	765
Mexico | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,932	2,787	2,866
Other | Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	856	752	836
Total revenues	3,171
Other | Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	599	508	432
Total revenues		2,969
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,477	1,527	1,598
Total revenues			3,003
Other | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0